Trade and Other Receivables - Summary of Trade and Other Receivables (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of trade and other receivables [line items]
Bills receivable	¥ 7,793,343		¥ 7,005,234	$ 1,204,293
Impairment loss on bills receivable in transit	6,500	$ 1,000	5,000
Secured bank facilities [member]
Disclosure of trade and other receivables [line items]
Bills receivable				0	$ 0
Other related parties [member]
Disclosure of trade and other receivables [line items]
Bills receivable	¥ 1,014,100		¥ 1,050,700	$ 156,700